Basis of Presentation and Going Concern (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 16, 2025	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Going Concern [Line Items]
Inflation rate			100.00%
Net loss				$ (41,446,038)	$ (73,880,982)	$ (33,814,719)
Accumulated losses				(180,933,216)	$ (139,487,178)
Cash				14,781,252
Percentage of convertible notes		12.50%
April 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount		$ 23,000,000
October 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Percentage of convertible notes	11.00%
Aggregate principal amount	$ 100,000,000
Maximum [Member] | April 2025 Note Subscription Agreement [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount				13,000,000
Minimum [Member] | April 2025 Note Subscription Agreement [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount				$ 10,000,000